Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 08, 2019	Jan. 01, 2019
Statement [line items]
Financial debts and derivative instruments at beginning of period	$ 32,148		$ 23,802
Impact of adoption of IFRS 16 Leases	1,949				$ 1,736
Proceeds from non-current financial debts	(93)	$ (2,856)	(4,933)
Repayment of non-current financial debts	3,195	366	188
Change in current financial debts	1,582	(1,687)	644
Payments of lease liabilities, net	273
Impact of business combinations		14
Changes in fair values and other changes		(43)	(146)
Amortization of bonds discount		29	16
Currency translation effects		(555)	870
Financial debts and derivative instruments at end of period	27,384	32,148
Financial debts cash flows from continuing operations	(1,582)	1,687	(644)
Non-current financial debts [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	22,470	23,224	17,897
Proceeds from non-current financial debts	93	2,856	4,933
Repayment of non-current financial debts			(1)
Impact of business combinations		10
Changes in fair values and other changes		5	(6)
Amortization of bonds discount	25	27	16
Currency translation effects	(141)	(462)	744
Reclassification from non-current to current, net	(2,003)
Current portion of non-current financial debt		(3,190)	(359)
Financial debts and derivative instruments at end of period	20,353	22,470	23,224
Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	9,678	5,308	5,905
Repayment of non-current financial debts	(3,195)	(366)	(187)
Change in current financial debts	(1,582)	1,681	(755)
Impact of business combinations	2	4
Changes in fair values and other changes	129	(48)	(140)
Amortization of bonds discount		2
Currency translation effects	44	(93)	126
Reclassification from non-current to current, net	2,003
Current portion of non-current financial debt		3,190	359
Financial debts and derivative instruments at end of period	7,031	9,678	5,308
Financial debts cash flows from continuing operations	1,582	(1,681)	$ 755
Non-current lease liabilities [member]
Statement [line items]
New leases	362
Impact of business combinations	(11)
Changes in fair values and other changes	33
Currency translation effects	4
Reclassification from non-current to current, net	(156)
Financial debts and derivative instruments at end of period	1,703
Current lease liabilities [member]
Statement [line items]
Payments of lease liabilities, net	(273)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(51)
New leases	131
Impact of business combinations	(6)
Changes in fair values and other changes	20
Currency translation effects	1
Reclassification from non-current to current, net	156
Financial debts and derivative instruments at end of period	246
Continuing operations
Statement [line items]
Change in current financial debts		(1,687)
Financial debts cash flows from continuing operations		$ 1,687
Continuing operations | Non-current financial debts [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					(2)
Continuing operations | Current financial debts and derivative financial instruments [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					(1)
Continuing operations | Non-current lease liabilities [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					1,471
Continuing operations | Current lease liabilities [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					268
Discontinued operations
Statement [line items]
Impact of adoption of IFRS 16 Leases				$ 269	286
Discontinued operations | Non-current financial debts [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					(89)
Discontinued operations | Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and lease liabilities related to discontinued operations	(47)
Discontinued operations | Non-current lease liabilities [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					246
Financial debts and lease liabilities related to discontinued operations	(246)
Discontinued operations | Current lease liabilities [member]
Statement [line items]
Impact of adoption of IFRS 16 Leases					$ 40
Financial debts and lease liabilities related to discontinued operations	$ (40)